Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PERMANENT PORTFOLIO FAMILY OF FUNDS
Entity Central Index Key	0000357298
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
PERMANENT PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS A
Trading Symbol	PRPDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class A shares (PRPDX)	$56	.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	56.00%
Net Assets	$ 3,376,855,475
Holdings Count | Holdings	175
Investment Company, Portfolio Turnover	12.87%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$3,376,855,475

Total number of Portfolio holdings	175

Portfolio turnover rate as of end of reporting period	12.87%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2024.
PERMANENT PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS C
Trading Symbol	PRPHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class C shares (PRPHX)	$96	.96%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	96.00%
Net Assets	$ 3,376,855,475
Holdings Count | Holdings	175
Investment Company, Portfolio Turnover	12.87%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$3,376,855,475

Total number of Portfolio holdings	175

Portfolio turnover rate as of end of reporting period	12.87%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2024.
PERMANENT PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	PERMANENT PORTFOLIO®
Class Name	CLASS I
Trading Symbol	PRPFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Permanent Portfolio ® (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Permanent Portfolio—Class I shares (PRPFX)	$43	.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	43.00%
Net Assets	$ 3,376,855,475
Holdings Count | Holdings	175
Investment Company, Portfolio Turnover	12.87%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$3,376,855,475

Total number of Portfolio holdings	175

Portfolio turnover rate as of end of reporting period	12.87%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2024.
SHORT-TERM TREASURY PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	SHORT-TERM TREASURY PORTFOLIO
Class Name	CLASS I
Trading Symbol	PRTBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Short-Term Treasury Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Treasury Portfolio—Class I shares (PRTBX)	$33	.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	33.00%
Net Assets	$ 11,457,469
Holdings Count | Holdings	9
Investment Company, Portfolio Turnover	20.64%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$11,457,469

Total number of Portfolio holdings	9

Portfolio turnover rate as of end of reporting period	20.64%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Short-Term Treasury Portfolio’s investment holdings by months to maturity, as a percentage of investments as of July 31, 2024.
VERSATILE BOND PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS A
Trading Symbol	PRVDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class A shares (PRVDX)	$46	.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	46.00%
Net Assets	$ 97,110,356
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	17.12%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$97,110,356

Total number of Portfolio holdings	80

Portfolio turnover rate as of end of reporting period	17.12%

Holdings [Text Block]
What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2024. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

VERSATILE BOND PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS C
Trading Symbol	PRVHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class C shares (PRVHX)	$83	.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	83.00%
Net Assets	$ 97,110,356
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	17.12%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$97,110,356

Total number of Portfolio holdings	80

Portfolio turnover rate as of end of reporting period	17.12%

Holdings [Text Block]
What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2024. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

VERSATILE BOND PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	VERSATILE BOND PORTFOLIO
Class Name	CLASS I
Trading Symbol	PRVBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Versatile Bond Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Versatile Bond Portfolio—Class I shares (PRVBX)	$33	.33%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	33.00%
Net Assets	$ 97,110,356
Holdings Count | Holdings	80
Investment Company, Portfolio Turnover	17.12%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$97,110,356

Total number of Portfolio holdings	80

Portfolio turnover rate as of end of reporting period	17.12%

Holdings [Text Block]
What is the Portfolio invested in?
The following pie chart shows Versatile Bond Portfolio’s investment holdings by S&P credit rating, as a percentage of investments as of July 31, 2024. Credit ratings range from AAA (highest) to D (lowest) based on S&P measures. Other rating agencies may rate the same securities differently. “Not Rated” securities are not rated by S&P. Credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value, are not guarantees as to the payment of interest and repayment of principal, and are subject to change.

AGGRESSIVE GROWTH PORTFOLIO - CLASS A
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS A
Trading Symbol	PAGDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class A shares (PAGDX)	$81	.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	81.00%
Net Assets	$ 41,465,129
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$41,465,129

Total number of Portfolio holdings	36

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2024.
AGGRESSIVE GROWTH PORTFOLIO - CLASS C
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS C
Trading Symbol	PAGHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class C shares (PAGHX)	$81	.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	81.00%
Net Assets	$ 41,465,129
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$41,465,129

Total number of Portfolio holdings	36

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2024.
AGGRESSIVE GROWTH PORTFOLIO - CLASS I
Shareholder Report [Line Items]
Fund Name	AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS I
Trading Symbol	PAGRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the Aggressive Growth Portfolio (“Portfolio”) for the period of January 31, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio, online at
www.permanentportfoliofunds.com
. You can also get this information at no cost by calling the Portfolio’s Transfer Agent at (800) 341-8900 or the Portfolio’s Shareholder Services Office at (800) 531-5142, or by contacting your financial intermediary.
Additional Information Phone Number	(800) 341-8900
Additional Information Website	www.permanentportfoliofunds.com
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

Portfolio and Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Growth Portfolio—Class I shares (PAGRX)	$67	.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	67.00%
Net Assets	$ 41,465,129
Holdings Count | Holdings	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
What are the Key Portfolio statistics you should know?
The following table outlines key Portfolio statistics that you should pay attention to:

Portfolio’s total net assets	$41,465,129

Total number of Portfolio holdings	36

Portfolio turnover rate as of end of reporting period	—%

Holdings [Text Block]	What is the Portfolio invested in? The following pie chart shows Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2024.